Leases	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Leases
Leases

Note 8 – Leases

Operating Leases

In May 2023, the Company executed a sublease agreement for their facility located in Seattle, Washington; however, the Company remains the primary obligor under the original lease. The sublease commenced June 1, 2023 and requires a total of $433,137 rental payments over a thirty-two-month term. Due to the anticipated sublease income being less than the total rental payments required on the primary lease, we recorded an impairment charge on the right-of-use asset associated with this lease of $79,287 which has been included on the accompanying condensed consolidated statements of operations and comprehensive income (loss) as a lease impairment charge which is included in “Impairment” on the accompanying condensed consolidated statement of operations and comprehensive loss (income). During the nine months ended September 30, 2023, we recognized $24,284 of rental income on the straight-line basis as an offset to rent expenses within general and administrative expenses.

AGEAGLE AERIAL SYSTEMS INC. AND SUBSIDIARIES

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

FOR THE THREE AND NINE MONTHS ENDED SEPTEMBER 30, 2023 AND 2022

(UNAUDITED)

Note 8 – Leases – Continued

For the three and nine months ended September 30, 2023, and 2022, operating lease expense payments were $267,745 and $791,558, respectively, and $326,542 and $1,254,893, respectively. Operating lease expense payments are included in general and administrative expenses on the condensed consolidated statements of operations and comprehensive income (loss).

As of September 30, 2023 and December 31, 2022, balance sheet information related to the Company’s operating leases is as follows:

Balance Sheet Location	September 30, 2023	December 31, 2022
Right of use assets	$3,498,051	$3,952,317
Current portion of lease liabilities	$840,535	$628,113
Long-term portion lease liabilities	$2,756,056	$3,161,703

As of September 30, 2023, scheduled future maturities of the Company’s lease liabilities are as follows:

Year Ending December 31,
2023 (rest of year)	$312,009
2024	1,032,155
2025	1,038,228
2026	816,405
2027	730,781
Thereafter	182,695
Total future minimum lease payments, undiscounted	4,112,273
Less: Amount representing interest	(515,682)
Present value of future minimum lease payments	$3,596,591
Present value of future minimum lease payments – current	$840,535
Present value of future minimum lease payments – long-term	$2,756,056

As of September 30, 2023 and December 31, 2022, the weighted average lease-term and discount rate of the Company’s leases are as follows:

Other Information	September 30, 2023	December 31, 2022
Weighted-average remaining lease terms (in years)	4.1	4.8
Weighted-average discount rate	6.0%	6.0%

For the three and nine months ended September 30, 2023 and 2022, supplemental cash flow information related to leases is as follows:

	For the Three Months Ended September 30,		For the Nine Months Ended September 30,
Other Information	2023	2022	2023	2022
Cash paid for amounts included in the measurement of liabilities: Operating cash flows for operating leases	$262,445	$326,542	$790,783	$1,245,893

AGEAGLE AERIAL SYSTEMS INC. AND SUBSIDIARIES

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

FOR THE THREE AND NINE MONTHS ENDED SEPTEMBER 30, 2023 AND 2022

(UNAUDITED)

Note 13 – Leases

Operating Leases

The Company determines if an arrangement is or contains a lease at contract inception and recognizes a right-of-use asset and a lease liability at the lease commencement date. Leases with an initial term of twelve months or less, but greater than one month, are not recorded on the balance sheet for select asset classes. The lease liability is measured at the present value of future lease payments as of the lease commencement date, or the opening balance sheet date for leases existing at adoption of ASC 842. The right-of-use asset recognized is based on the lease liability adjusted for prepaid and deferred rent and unamortized lease incentives.

Right-of-use assets and lease liabilities are recognized based on the present value of the future minimum lease payments over the lease terms at the commencement dates. The Company uses its incremental borrowing rates as the discount rate for its leases, which is equal to the rate of interest the Company would have to pay on a collateralized basis to borrow an amount equal to the lease payments under similar terms. The incremental borrowing rate for all existing leases as of the opening balance sheet date was based upon the remaining terms of the leases; the incremental borrowing rate for all new or amended leases is based upon the lease terms. The lease terms for all the Company’s leases include the contractually obligated period of the leases, plus any additional periods covered by options to extend the leases that the Company is reasonably certain to exercise.

Certain adjustments to the right-of-use asset may be required for items such as initial direct costs paid or incentives received. The components of a lease are split into three categories: lease components, non-lease components and non-components; however, the Company has elected to combine lease and non-lease components into a single component. Operating lease expense is recognized on a straight-line basis over the lease term and is included in general and administrative expense on the consolidated statement of operations. Variable lease payments are expensed as incurred.

The Company has an operating lease in Wichita, Kansas, which serves as its corporate offices. The lease commencement date was November 1, 2020, and will expire on October 31, 2023, unless sooner terminated or extended. The estimated cash rent payments due through the expiration of this operating lease total $82,500.

As a result of the MicaSense Acquisition, the Company assumed an operating lease for office space in Seattle, Washington that expires in January 2026 with a 3% per year increase, and two months of abated rent for December 2020 and January 2021. The estimated cash rent payments due through the expiration of this operating lease total approximately $682,000.

As a result of the Measure Acquisition, the Company assumed the operating leases for office space in Washington, D.C. and Austin, Texas. The prior operating lease in Washington, D.C. expired in September 2021 and the operating lease in Austin, Texas expired in December 2021. The Company signed a new operating lease agreement for its office space in Washington, D.C. in July 2021, beginning on October 1, 2021 and expired in December 2022 and was not renewed. Additionally, the Company signed a new operating lease agreement for its office space in Austin, Texas commencing in August 2021 and expired in December 2022 and was not renewed. No cash rent payments are due through the expiration of these two operating leases.

AGEAGLE AERIAL SYSTEMS INC. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

Note 13 – Leases

As a result of the senseFly Acquisition, the Company assumed the operating leases for office spaces in Raleigh, North Carolina and Lausanne, Switzerland. The operating lease in Raleigh will expire in June 2023 and while the operating lease in Lausanne was set to expire in April 2023; the Company was required to notify the landlord of its intention to not renew the lease in March 2022. The Company neglected to provide such notification; therefore, a five year renewal option was automatically triggered in March 2022. Therefore, the Lausanne lease is now set to expire in April 2028. The estimated cash rent payments due through the expiration of these three operating leases total approximately $4,384,689.

As of December 31, 2022 and 2021, balance sheet information related to the Company’s operating leases is as follows:

		December 31,
	Balance Sheet Location	2022	2021
Right of use asset	Right of use asset	$3,952,317	$2,019,745
Current portion of operating lease liability	Current portion of operating lease liabilities	$628,113	1,235,977
Long-term portion of operating lease liability	Long-term portion of operating lease liabilities	$3,161,703	$942,404

For the years ended December 31, 2022 and 2021, operating lease expense payments were $1,287,143 and $532,892, respectively, and are included in general and administrative expenses in the consolidated statements of operations and comprehensive loss.

As of December 31, 2022, scheduled future maturities of the Company’s lease liabilities are as follows:

Year Ending December 31,
2023	$840,348
2024	945,271
2025	951,344
2026	742,855
2027	723,901
Thereafter	180,970
Total future minimum lease payments, undiscounted	4,384,689
Less: Amount representing interest	(594,873)
Present value of future minimum lease payments	$3,789,816
Present value of future minimum lease payments – current	$628,113
Present value of future minimum lease payments – long-term	$3,161,703

AGEAGLE AERIAL SYSTEMS INC. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

Note 13 – Leases

As of December 31, 2022 and 2021, the weighted average lease-term and discount rate of the Company’s leases are as follows:

	Year ended December 31,
	2022	2021
Other Information
Weighted-average remaining lease terms (in years)	4.8	2.3
Weighted-average discount rate	6.0%	6.0%

For the years ended December 31, 2022 and 2021, supplemental cash flow information related to leases is as follows:

	Year ended December 31,
	2022	2021
Other Information
Cash paid for amounts included in the measurement of liabilities:
Operating cash flows for operating leases	$1,614,468	$532,892
Lease liabilities related to the acquisition of right of use assets:
Operating leases	$—	$2,196,370